Related parties - Breakdown of Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Assets
Trade receivables	R$ 2,769,757	R$ 2,667,057
Advances to suppliers	246,653	192,119
Total current assets	6,215,124	5,536,646
Liabilities
Total	3,845,133	2,578,248
Advances from customers	235,037	488,578
Total for all related parties
Assets
Trade receivables	7,713	24,487
Advances to suppliers	28	0
Total current assets	7,741	24,487
Liabilities
Total	2,793	1,675
Advances from customers	1,046	0
Payables for the acquisition of subsidiaries	73,703	100,287
Total liabilities	R$ 77,542	R$ 101,962